Offerings	Mar. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.375% Green Senior Unsecured Notes due 2034
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 1,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,100
Offering Note
(1)
Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (“Securities Act”). For purposes of this calculation, the offering price per note was assumed to be the stated principal amount of each original note that may be received by the registrant in the exchange transaction in which the notes will be offered.

(2)	No separate consideration will be received for the guarantees. Each of the Additional Registrants will guarantee the notes being registered.

(3)	Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is payable with respect to the guarantees. The guarantees are not traded separately.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 6.375% Green Senior Unsecured Notes due 2034
Amount of Registration Fee	$ 0
Offering Note
(1)
Calculated pursuant to Rule 457(f) under the Securities Act of 1933, as amended (“Securities Act”). For purposes of this calculation, the offering price per note was assumed to be the stated principal amount of each original note that may be received by the registrant in the exchange transaction in which the notes will be offered.

(2)	No separate consideration will be received for the guarantees. Each of the Additional Registrants will guarantee the notes being registered.

(3)	Pursuant to Rule 457(n) under the Securities Act, no additional registration fee is payable with respect to the guarantees. The guarantees are not traded separately.